Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value	[1]	$ 37,754	$ 32,987	$ 28,893
Change in fair value Gains/(Losses)	[1],[2]	(1,478)	1,058	(1,906)
Cumulative change in fair value Gains/(Losses)	[1],[3]	$ 3,981	$ 5,459	$ 4,567

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	Change in the difference between the contractual maturity amount and the carrying value.
[3]	The cumulative change in fair value is measured from the instruments’ date of initial recognition.